Other intangible assets - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Unused provision reversed, other provisions		€ 1,307	€ 582
Contractual commitments for acquisition of intangible assets		368	331
CAFE penalty rate		269
Additional provisions		33,984	21,432
Corporate Average Fuel Economy (CAFE)
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures	€ 609
Unused provision reversed, other provisions	844
CAFE penalty rate	269
Additional provisions	€ 504
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures		6,808	€ 694
Accumulated amortization and impairment losses | IT Programs
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures		2,060
Accumulated amortization and impairment losses | Corporate Average Fuel Economy (CAFE)
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures		609
Accumulated amortization and impairment losses | Maserati and Alfa Romeo
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures		3,853
Accumulated amortization and impairment losses | Hydrogen fuel cell program discontinuation
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures		€ 286